UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     January 28, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $150,536 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     4969   709874 SH       SOLE                   239775        0   470099
ANNALY CAP MGMT INC            COM              035710409    10317   650104 SH       SOLE                   201470        0   448634
ARES CAP CORP                  COM              04010L103     2232   352545 SH       SOLE                   108400        0   244145
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     1287   281657 SH       SOLE                    88400        0   193257
AVISTA CORP                    COM              05379B107     5392   278224 SH       SOLE                    87310        0   190914
AVNET INC                      COM              053807103     2217   121770 SH       SOLE                    37510        0    84260
BE AEROSPACE INC               COM              073302101     1587   206388 SH       SOLE                    66262        0   140126
BIO RAD LABS INC               CL A             090572207     3222    42780 SH       SOLE                    13390        0    29390
BRINKER INTL INC               COM              109641100     2007   190410 SH       SOLE                    59929        0   130481
BRONCO DRILLING CO INC         COM              112211107     2547   394280 SH       SOLE                   121310        0   272970
BROOKS AUTOMATION INC          COM              114340102     1237   212991 SH       SOLE                    64040        0   148951
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2177   307476 SH       SOLE                    93750        0   213726
CHRISTOPHER & BANKS CORP       COM              171046105     3116   556500 SH       SOLE                   171690        0   384810
CMS ENERGY CORP                COM              125896100     3064   303070 SH       SOLE                    92070        0   211000
CROWN HOLDINGS INC             COM              228368106     8411   438093 SH       SOLE                   134270        0   303823
CSG SYS INTL INC               COM              126349109     5391   308570 SH       SOLE                    93750        0   214820
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     3126   102397 SH       SOLE                    32230        0    70167
FLEXTRONICS INTL LTD           ORD              Y2573F102     2814  1099090 SH       SOLE                   343810        0   755280
FOREST OIL CORP                COM PAR $0.01    346091705     2799   169725 SH       SOLE                    52360        0   117365
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     3575   159475 SH       SOLE                    50485        0   108990
KELLY SVCS INC                 CL A             488152208     3673   282355 SH       SOLE                    88580        0   193775
LIFEPOINT HOSPITALS INC        COM              53219L109     4091   179100 SH       SOLE                    54710        0   124390
LITTELFUSE INC                 COM              537008104     3230   194601 SH       SOLE                    60020        0   134581
MAIDENFORM BRANDS INC          COM              560305104     2552   251405 SH       SOLE                    77245        0   174160
MARINER ENERGY INC             COM              56845T305     1068   104701 SH       SOLE                    32292        0    72409
MEADOWBROOK INS GROUP INC      COM              58319P108     5333   828138 SH       SOLE                   254900        0   573238
MEADWESTVACO CORP              COM              583334107     3533   315686 SH       SOLE                    99773        0   215913
MEREDITH CORP                  COM              589433101     1486    86773 SH       SOLE                    27317        0    59456
MFA MTG INVTS INC              COM              55272X102     6549  1111912 SH       SOLE                   348730        0   763182
NATIONAL PENN BANCSHARES INC   COM              637138108     3117   214792 SH       SOLE                    64588        0   150204
NEWELL RUBBERMAID INC          COM              651229106     3248   332150 SH       SOLE                   104032        0   228118
OWENS ILL INC                  COM NEW          690768403     7660   280292 SH       SOLE                    85900        0   194392
PATTERSON UTI ENERGY INC       COM              703481101     1592   138350 SH       SOLE                    42950        0    95400
PEROT SYS CORP                 CL A             714265105     5139   375952 SH       SOLE                   116240        0   259712
PORTLAND GEN ELEC CO           COM NEW          736508847     3739   192050 SH       SOLE                    59950        0   132100
SAKS INC                       COM              79377W108      653   149030 SH       SOLE                    47094        0   101936
SCHOLASTIC CORP                COM              807066105     1239    91210 SH       SOLE                    28030        0    63180
SEAGATE TECHNOLOGY             SHS              G7945J104     2445   552010 SH       SOLE                   174478        0   377532
SHAW GROUP INC                 COM              820280105     3676   179560 SH       SOLE                    56030        0   123530
SKECHERS U S A INC             CL A             830566105     3396   264884 SH       SOLE                    82780        0   182104
SMUCKER J M CO                 COM NEW          832696405     3780    87185 SH       SOLE                    27445        0    59740
SPARTECH CORP                  COM NEW          847220209      540    86186 SH       SOLE                    26690        0    59496
STAGE STORES INC               COM NEW          85254C305     2004   242892 SH       SOLE                    74590        0   168302
TECH DATA CORP                 COM              878237106     2936   164576 SH       SOLE                    50780        0   113796
U S CONCRETE INC               COM              90333L102     1961   583619 SH       SOLE                   180580        0   403039
ZALE CORP NEW                  COM              988858106      409   122850 SH       SOLE                    38250        0    84600